Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Short Term Borrowings

Short-term borrowings as of March 31, 2011 and 2012 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011	2012	2012
Borrowings, principally from banks	0.8%	0.9%	¥24,128	¥33,667	$410,574
Commercial paper	0.3	0.1	14,967	77,605	946,402

			¥39,095	¥111,272	$1,356,976